Risk Management (Details) - Schedule of modified loans - Collective [Member] - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 34,339,893	$ 32,671,515
Modified loans	$ 1,685,593	$ 1,123,845
Percentage	491.00%	3.44%
Total ECL Allowance	$ 1,036,793	$ 896,095
Modified loans	$ 442,603	$ 278,978
Percentage	42.69%	31.13%
Stage 1 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 30,216,324	$ 29,041,636
Modified loans
Percentage
Total ECL Allowance	$ 194,422	$ 133,269
Modified loans
Percentage
Stage 2 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	2,447,273	$ 1,995,733
Modified loans	$ 799,572	$ 512,529
Percentage	36.67%	25.68%
Total ECL Allowance	$ 149,940	$ 121,261
Modified loans	$ 33,118	$ 36,329
Percentage	22.09%	29.96%
Stage 3 [Member]
Risk Management (Details) - Schedule of modified loans [Line Items]
Financial assets	$ 1,676,296	$ 1,634,146
Modified loans	$ 886,021	$ 611,316
Percentage	52.86%	37.41%
Total ECL Allowance	$ 692,431	$ 641,565
Modified loans	$ 409,485	$ 242,649
Percentage	59.14%	37.82%